Consolidated Statement of Profit or Loss - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	₺ 23,996,262	₺ 20,173,354	₺ 16,917,064
Revenue from financial services	1,140,873	1,119,121	715,000
Total revenue	25,137,135	21,292,475	17,632,064
Cost of revenue	(16,816,705)	(13,751,195)	(11,058,346)
Cost of revenue from financial services	(266,775)	(394,798)	(291,828)
Total cost of revenue	(17,083,480)	(14,145,993)	(11,350,174)
Gross profit	7,179,557	6,422,159	5,858,718
Gross profit from financial services	874,098	724,323	423,172
Total gross profit	8,053,655	7,146,482	6,281,890
Other income	140,705	241,435	74,438
Selling and marketing expenses	(1,555,189)	(1,626,714)	(2,005,420)
Administrative expenses	(779,755)	(673,370)	(645,196)
Net impairment losses on financial and contract assets	(338,857)	(346,390)
Other expenses	(487,295)	(381,582)	(773,329)
Operating profit	5,033,264	4,359,861	2,932,383
Finance income	297,450	1,677,114	597,246
Finance costs	(2,025,118)	(3,364,072)	(920,112)
Net finance costs	(1,727,668)	(1,686,958)	(322,866)
Share of loss of equity accounted investees	(15,712)	(87)
Profit before income tax	3,289,884	2,672,816	2,609,517
Income tax expense	(785,630)	(495,481)	(571,758)
Profit from continuing operations	2,504,254	2,177,335	2,037,759
Gain from discontinued operations (attributable to owners of the Company)	772,436
Profit for the year	3,276,690	2,177,335	2,037,759
Profit for the year is attributable to:
Owners of the Company	3,246,487	2,021,065	1,979,129
Non-controlling interests	30,203	156,270	58,630
Profit for the year	₺ 3,276,690	₺ 2,177,335	₺ 2,037,759
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 1.49	₺ 0.93	₺ 0.90
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	1.14	₺ 0.93	₺ 0.90
Basic and diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	₺ 0.35